Information concerning the Group's Consolidated Operations - Disclosure of Income Tax (Expense or Income) (Parenthetical) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated operations [line items]
Applicable tax rate	[1]	25.23%	25.35%	25.12%
Tax effect on share-based compensation			$ (0.8)
Tax effect on revenue recognized			2.2
Tax effect on change in fair value of certain financial instruments			$ 2.6
US
Consolidated operations [line items]
Applicable tax rate		21.00%
FRANCE
Consolidated operations [line items]
Applicable tax rate		25.00%

[1]	The Group’s theoretical tax rate corresponds to the average of the income tax rates of each country in which the Group operates, i.e. for the year ended December 31, 2025 25% for France and 21% for the United States, weighted by the pre-tax income from each country.